UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended July 31, 2015 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2015

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS - 21.6%
AUSTRALIA - 0.8%
AUD	500	DnB NOR Boligkreditt, 6.25%, 06/08/2016	$376,574
AUD	500	National Capital Trust III, 3.10%, 09/30/2016(a)(b)(c)	360,724

			737,298

BANGLADESH - 0.2%
USD	200	Banglalink Digital Communications Ltd., 8.63%, 05/06/2017(a)(d)	205,240

BRAZIL - 1.4%
USD	200	Banco do Estado do Rio Grande do Sul, 7.38%, 02/02/2022(d)	190,000
USD	220	Marfrig Overseas Ltd., 9.50%, 08/31/2015(a)(d)	223,575
USD	420	OAS Financial Ltd., 8.88%, 04/25/2018(a)(b)(d)(e)(f)	67,935
USD	560	Petrobras Global Finance BV, 5.75%, 01/20/2020	539,974
USD	240	QGOG Atlantic, 5.25%, 11/30/2016(a)(d)	197,681

			1,219,165

CHILE - 0.7%
USD	200	Empresa Nacional del Petroleo, 4.38%, 10/30/2024(d)	201,215
USD	400	SACI Falabella, 3.75%, 04/30/2023(d)	393,084

			594,299

CHINA - 0.2%
USD	210	Country Garden Holdings Co. Ltd., 7.50%, 03/09/2018(a)(d)	218,459

COLOMBIA - 0.2%
USD	200	Pacific Rubiales Energy Corp., 5.38%, 01/26/2017(a)(d)	142,000

DOMINICAN REPUBLIC - 0.3%
USD	250	AES Andres Dominicana Ltd., 9.50%, 11/12/2015(a)(d)	258,125

GEORGIA - 0.3%
USD	250	Georgian Oil and Gas Corp., 6.88%, 05/16/2017(d)	252,188

GUATEMALA - 0.6%
USD	200	Comunicaciones Celulares SA, 6.88%, 02/06/2019(a)(d)	212,060
USD	300	Industrial Subordinated Trust, 8.25%, 07/27/2021(d)	324,000

			536,060

HONG KONG - 0.2%
USD	210	Shimao Property Holdings Ltd., 8.38%, 02/10/2019(a)(d)	217,696

INDIA - 0.5%
USD	210	ABJA Investment Co. Pte Ltd., 5.95%, 07/31/2024(d)	206,850
USD	210	ICICI Bank Ltd., 6.38%, 04/30/2017(a)(c)(d)	217,350

			424,200

INDONESIA - 1.0%
USD	370	Pertamina Persero PT, 4.30%, 05/20/2023(d)	356,199
USD	560	Pertamina Persero PT, 5.63%, 05/20/2043(d)	490,728

			846,927

KAZAKHSTAN - 2.6%
USD	570	Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/2042(d)	512,601
USD	200	Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/2042(d)	179,860
USD	600	KazMunayGas National Co. JSC, 7.00%, 05/05/2020(d)	639,000
USD	570	KazMunayGas National Co. JSC, 9.13%, 07/02/2018(d)	643,501
USD	310	Zhaikmunai LP Via Zhaikmunai International BV, 7.13%, 11/13/2016(a)(d)	280,612

			2,255,574

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2015

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
LUXEMBOURG - 0.3%
USD	310	Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/2022(d)	$263,500

MEXICO - 2.3%
USD	250	Alfa SAB de CV, 6.88%, 09/25/2043(a)(d)	258,750
USD	200	Cemex Finance LLC, 9.38%, 10/12/2017(a)(d)	223,690
USD	280	Pemex Project Funding Master Trust, 6.63%, 06/15/2035	299,600
USD	390	Petroleos Mexicanos, 6.50%, 06/02/2041	407,628
USD	130	Petroleos Mexicanos, 6.63%, 06/15/2038	137,475
USD	200	Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/2017(a)(d)	206,200
USD	270	Tenedora Nemak SA de CV, 5.50%, 02/28/2018(a)(d)	276,750
USD	240	Unifin Financiera SAPI de CV SOFOM ENR, 6.25%, 07/22/2017(a)(d)	234,432

			2,044,525

NEW ZEALAND - 0.8%
NZD	1,000	General Electric Capital Corp., 6.75%, 09/26/2016	686,398

NIGERIA - 0.3%
USD	250	GTB Finance BV, 7.50%, 05/19/2016(d)	252,325

PARAGUAY - 0.5%
USD	400	Banco Regional SAECA, 8.13%, 01/24/2019(d)	423,500

PERU - 0.4%
USD	140	InRetail Consumer, 5.25%, 10/10/2018(a)(d)	144,725
USD	160	Union Andina de Cementos SAA, 5.88%, 10/30/2018(a)(d)	163,600

			308,325

RUSSIA - 2.3%
USD	400	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.75%, 04/28/2021(d)	399,000
USD	300	EDC Finance Ltd., 4.88%, 04/17/2020(d)	267,000
USD	220	Evraz Group SA, 6.50%, 04/22/2020(d)	199,505
USD	300	Lukoil International Finance BV, 4.56%, 04/24/2023(d)	267,587
USD	200	OJSC Novolipetsk Steel via Steel Funding Ltd., 4.95%, 09/26/2019(d)	193,032
USD	107	RZD Capital Ltd., 5.74%, 04/03/2017(d)	109,701
USD	260	Sberbank of Russia Via SB Capital SA, 6.13%, 02/07/2022(d)	254,688
USD	270	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 02/02/2021(d)	278,478

			1,968,991

SUPRANATIONAL - 3.9%
INR	54,100	European Bank for Reconstruction & Development, 6.00%, 03/03/2016	839,949
NZD	3,800	International Finance Corp., 4.63%, 05/25/2016	2,539,559

			3,379,508

TURKEY - 0.7%
USD	200	Arcelik, 5.00%, 04/03/2023(d)	188,684
USD	200	Turkiye Sise ve Cam Fabrikalari, 4.25%, 05/09/2020(d)	194,850
USD	250	Yasar Holdings AS, 8.88%, 11/06/2017(a)(d)	262,500

			646,034

UNITED ARAB EMIRATES - 0.6%
USD	480	Jafz Sukuk Ltd., 7.00%, 06/19/2019(d)	547,584

UNITED STATES - 0.1%
USD	84	Southern Copper Corp., 3.88%, 04/23/2025	80,694

VENEZUELA - 0.4%
USD	540	Petroleos de Venezuela SA, 8.50%, 11/02/2017(d)	368,010

Total Corporate Bonds - 21.6% (cost $20,408,734)			18,876,625

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2015

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS - 106.8%
ARGENTINA - 1.2%
USD	1,110	Argentina Bonar Bonds, 7.00%, 04/17/2017	$1,063,380

ARMENIA - 0.5%
USD	400	Republic of Armenia, 144A, 6.00%, 09/30/2020(d)	394,460

AUSTRALIA - 22.6%
AUD	800	Australia Government Bond, 3.25%, 04/21/2029(d)	595,777
AUD	4,100	Australia Government Bond, 3.75%, 04/21/2037(d)	3,162,982
AUD	1,600	Australia Government Bond, 4.50%, 04/21/2033(d)	1,367,414
AUD	2,100	Australia Government Bond, 4.75%, 10/21/2015(d)	1,543,553
AUD	2,300	Australia Government Bond, 4.75%, 04/21/2027(d)	1,984,554
AUD	3,210	Australia Government Bond, 5.50%, 04/21/2023(d)	2,828,265
AUD	3,200	New South Wales Treasury Corp., 6.00%, 04/01/2016	2,400,430
AUD	1,500	New South Wales Treasury Corp., 6.00%, 02/01/2018	1,201,320
AUD	1,500	Queensland Treasury Corp., 6.00%, 02/21/2018(d)	1,200,522
AUD	1,600	Queensland Treasury Corp., 6.00%, 06/14/2021(d)(g)	1,391,904
AUD	1,300	Queensland Treasury Corp., 6.00%, 07/21/2022(d)	1,138,942
AUD	1,115	Treasury Corp. of Victoria, 6.00%, 06/15/2020	949,999

			19,765,662

BRAZIL - 2.5%
BRL	7,230	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2025	1,785,288
USD	400	Brazilian Government International Bond, 7.13%, 01/20/2037	436,000

			2,221,288

CANADA - 18.0%
CAD	3,400	Canadian Government Bond, 2.50%, 06/01/2024	2,851,492
CAD	1,500	Canadian Government Bond, 3.50%, 12/01/2045	1,497,305
CAD	4,500	Canadian Government Bond, 4.00%, 06/01/2016	3,541,644
CAD	2,000	Canadian Government Bond, 8.00%, 06/01/2023	2,306,014
CAD	2,000	Canadian Government Bond, 9.00%, 06/01/2025	2,591,750
CAD	2,000	Hydro Quebec, 9.63%, 07/15/2022	2,307,604
CAD	500	Ontario Electricity Financial Corp., 8.50%, 05/26/2025	591,276

			15,687,085

COLOMBIA - 0.5%
USD	120	Colombia Government International Bond, 7.38%, 09/18/2037	147,000
COP	753,000	Colombia Government International Bond, 9.85%, 06/28/2027	319,047

			466,047

COSTA RICA - 0.3%
USD	250	Costa Rica Government International Bond, 4.25%, 01/26/2023(d)	230,000

CROATIA - 1.7%
USD	500	Croatia Government International Bond, 6.00%, 01/26/2024(d)	525,645
USD	500	Croatia Government International Bond, 6.25%, 04/27/2017(d)	528,050
USD	400	Croatia Government International Bond, 6.63%, 07/14/2020(d)	437,601

			1,491,296

DOMINICAN REPUBLIC - 1.4%
USD	410	Dominican Republic International Bond, 5.88%, 04/18/2024(d)	427,425
USD	160	Dominican Republic International Bond, 7.50%, 05/06/2021(d)	178,800
USD	530	Dominican Republic International Bond, 8.63%, 04/20/2027(d)	636,000

			1,242,225

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2015

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
EGYPT - 0.5%
USD	430	Egypt Government International Bond, 5.88%, 06/11/2025(d)	$420,970

ETHIOPIA - 0.6%
USD	500	Federal Democratic Republic of Ethiopia, 6.63%, 12/11/2024(d)	493,360

GABON - 0.2%
USD	200	Gabonese Republic, 6.95%, 06/16/2025(d)	192,988

GHANA - 0.6%
USD	550	Republic of Ghana, 8.13%, 01/18/2026(d)	509,713

HONDURAS - 0.7%
USD	530	Honduras Government International Bond, 7.50%, 03/15/2024(d)	573,725

INDONESIA - 2.2%
USD	850	Indonesia Government International Bond, 5.88%, 01/15/2024(d)	947,750
USD	200	Indonesia Government International Bond, 6.75%, 01/15/2044(d)	233,000
IDR	7,253,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	512,844
IDR	2,641,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	198,648

			1,892,242

IRAQ - 0.5%
USD	550	Republic of Iraq, 5.80%, 09/14/2015(a)(d)	436,535

IVORY COAST - 0.9%
USD	600	Ivory Coast Government International Bond, 5.75%, 12/31/2032(d)(h)	550,733
USD	200	Ivory Coast Government International Bond, 6.38%, 03/03/2028(d)	191,950

			742,683

JAMAICA - 0.2%
USD	200	Jamaica Government International Bond, 7.88%, 07/28/2045	198,500

KAZAKHSTAN - 0.6%
USD	520	Kazakhstan Government International Bond, 3.88%, 10/14/2024(d)	481,000

MEXICO - 1.7%
MXN	6,110	Mexican Bonos, 7.50%, 06/03/2027	417,701
MXN	9,950	Mexican Bonos, 7.75%, 11/13/2042	699,014
USD	350	Mexico Government International Bond, 6.05%, 01/11/2040	404,250

			1,520,965

MONGOLIA - 0.6%
USD	220	Development Bank of Mongolia LLC, 5.75%, 03/21/2017(d)(g)	211,200
USD	400	Mongolia Government International Bond, 5.13%, 12/05/2022(d)	344,000

			555,200

MOZAMBIQUE - 0.6%
USD	550	Mozambique EMATUM Finance 2020 BV, 6.31%, 09/11/2020(d)(g)	489,500

NEW ZEALAND - 17.3%
NZD	3,100	New Zealand Government Bond, 3.00%, 04/15/2020(d)	2,069,617
NZD	1,700	New Zealand Government Bond, 4.50%, 04/15/2027(d)	1,243,840
NZD	7,900	New Zealand Government Bond, 5.50%, 04/15/2023(d)	6,097,915
NZD	6,555	New Zealand Government Bond, 6.00%, 05/15/2021(d)	5,060,937
NZD	1,000	Province of Manitoba, 6.38%, 09/01/2015	661,979

			15,134,288

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2015

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
PHILIPPINES - 0.1%
USD	40	Philippine Government International Bond, 8.38%, 06/17/2019	$49,250

ROMANIA - 1.4%
USD	1,090	Romanian Government International Bond, 6.13%, 01/22/2044(d)	1,258,863

RUSSIA - 1.6%
RUB	42,170	Russian Federal Bond - OFZ, 7.05%, 01/19/2028	525,158
USD	200	Russian Foreign Bond - Eurobond, 4.88%, 09/16/2023(d)	194,500
USD	700	Vnesheconombank Via VEB Finance PLC, 6.90%, 07/09/2020(d)	685,160

			1,404,818

RWANDA - 0.6%
USD	350	Rwanda International Government Bond, 6.63%, 05/02/2023(d)	354,767
USD	200	Rwanda International Government Bond, 144A, 6.63%, 05/02/2023(d)	202,724

			557,491

SENEGAL - 0.4%
USD	330	Senegal Government International Bond, 8.75%, 05/13/2021(d)	368,491

SOUTH AFRICA - 1.2%
USD	710	Eskom Holdings Ltd., 5.75%, 01/26/2021(d)	689,836
ZAR	3,000	South Africa Government Bond, 8.00%, 12/21/2018	239,948
USD	100	South Africa Government International Bond, 6.25%, 03/08/2041	114,320

			1,044,104

TANZANIA - 0.2%
USD	200	Tanzania Government International Bond, 6.40%, 03/09/2020(c)(d)	199,250

TUNISIA - 0.5%
USD	450	Banque Centrale de Tunisie SA, 5.75%, 01/30/2025(d)	435,375

TURKEY - 2.1%
TRY	570	Turkey Government Bond, 6.30%, 02/14/2018	190,782
TRY	90	Turkey Government Bond, 9.00%, 07/24/2024	31,601
TRY	1,440	Turkey Government Bond, 10.40%, 03/20/2024	549,009
TRY	700	Turkey Government Bond, 10.70%, 02/24/2016	253,517
USD	200	Turkey Government International Bond, 5.63%, 03/30/2021	214,376
USD	520	Turkey Government International Bond, 6.25%, 09/26/2022	574,496

			1,813,781

UNITED KINGDOM - 21.4%
GBP	5,155	United Kingdom Gilt, 2.00%, 09/07/2025(d)	8,046,180
GBP	2,915	United Kingdom Gilt, 4.25%, 06/07/2032(d)	5,745,944
GBP	2,240	United Kingdom Treasury Gilt, 4.25%, 12/07/2049(d)	4,917,759

			18,709,883

URUGUAY - 0.9%
UYU	12,743	Uruguay Government International Bond, 4.25%, 04/05/2027(i)	407,015
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036	194,728
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033(j)	222,131

			823,874

ZAMBIA - 0.5%
USD	410	Republic of Zambia, 8.97%, 07/30/2027(d)	393,600

Total Government Bonds - 106.8% (cost $96,618,826)			93,261,892

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2015

Principal Amount (000)	Description	Value (US$)
SHORT-TERM INVESTMENT - 4.4%
UNITED STATES - 4.4%
3,858	Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 07/31/2015, due 08/03/2015 in the amount of $3,858,000 (collateralized by $3,410,000 U.S. Treasury Bond, maturing 08/15/2043; value $3,942,813)	$3,858,000

Total Short-Term Investment - 4.4% (cost $3,858,000)		3,858,000

Total Investments - 132.8% (cost $120,885,560)		115,996,517

Liabilities in Excess of Other Assets - (32.8)%		(28,629,051)

Net Assets - 100.0%		$87,367,466

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

COP	-	Colombian Peso

GBP	-	British Pound Sterling

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

RUB	-	New Russian Ruble

TRY	-	Turkish Lira

USD	-	U.S. Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

(a)	The maturity date presented for these instruments represents the next call/put date.

(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2015.

(d)	Denotes a restricted security.

(e)	Security is in default.

(f)	Illiquid security.

(g)	This security is government guaranteed.

(h)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.

(i)	Inflation linked security.

(j)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2015

At July 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
Colombian Peso/United States Dollar
08/28/2015	JPMorgan Chase	COP	1,795,740,000	USD	660,927	$623,175	$(37,752)

						$623,175	$(37,752)

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Australian Dollar
10/15/2015	State Street Bank & Trust Co.	USD	4,000,000	AUD	5,438,625	$3,960,159	$39,841
United States Dollar/Colombian Peso
08/28/2015	Citibank	USD	721,470	COP	1,795,740,000	$623,175	$98,295
United States Dollar/New Zealand Dollar
10/27/2015	State Street Bank & Trust Co.	USD	8,500,001	NZD	12,898,331	8,458,064	41,937

						$13,041,398	$180,073

At July 31, 2015, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Over-the-counter swap agreements:
USD	20,000,000	11/01/2017	Barclays	Receive	3-month LIBOR Index	0.84%	$39,837
Centrally cleared swap agreements:
USD	15,000,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	(340,791)

							$(300,954)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2015

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board of Directors of the Fund (the “Board”). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2015

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	—	18,876,625	—	18,876,625
Government Bonds	—	93,261,892	—	93,261,892

Total Fixed Income Investments	—	112,138,517	—	112,138,517
Short-Term Investment	—	3,858,000	—	3,858,000

Total Investments	$—	$115,996,517	$—	$115,996,517

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	180,073	—	180,073
Interest Rate Swap Agreements	—	39,837	—	39,837

Total Other Financial Instruments	$—	$219,910	$—	219,910

Total Assets	$—	$116,216,427	$—	116,216,427

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(37,752)	—	(37,752)
Interest Rate Swap Agreements	—	(340,791)	—	(340,791)

Total Liabilities	$—	$(378,543)	$—	$(378,543)

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2015, there were no transfers between Levels 1, 2 or 3. For the period ended July 31, 2015, there have been no significant changes to the fair valuation methodologies.

b.	Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments. The Fund held a repurchase agreement of $3,858,000 as of July 31, 2015. The value of the related collateral exceeded the value of the repurchase agreement at July 31, 2015.

c.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2015

d.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2015 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$112,636,882	$5,362,456	$(2,002,821)	$3,359,635

Aberdeen Global Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: September 24, 2015

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Global Income Fund, Inc.

Date: September 24, 2015